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                                                    MARCH 23, 1998 SUPPLEMENT TO
                                                    PROSPECTUS DATED MAY 1, 1997


                           THE TRAVELERS SERIES TRUST

The following information supplements the Prospectus dated May 1, 1997 for the Travelers Series Trust and its portfolios.

Effective December 4, 1997, the MFS Mid Cap Growth Portfolio and the MFS Research Portfolio (the "Portfolios"), are being added as two new series of shares under The Travelers Series Trust. Information relating to the new Portfolios, their investment objectives, policies and investment risks, as well as the investment adviser and subadviser, are provided below.

INVESTMENT OBJECTIVE AND POLICIES - MFS RESEARCH PORTFOLIO

The investment objective of the MFS Research Portfolio is to provide long-term growth of capital and future income. The Portfolio's securities are selected by a committee of investment research analysts from the sub-adviser and from MFS International (U.K.) Limited. The Portfolio's assets are allocated among industries by the committee. Individual analysts are then responsible for selecting what they view as the securities best suited to meet the Portfolio's investment objective within their assigned industry responsibility.

The Portfolio's policy is to invest a substantial proportion of its assets in the common stocks or securities convertible into common stocks of companies believed to possess better than average prospects for long-term growth. A smaller proportion of the assets may be invested in bonds, short-term obligations, preferred stocks or common stocks whose principal characteristic is income production rather than growth. Such securities may also offer opportunities for growth of capital as well as income. In the case of both growth stocks and income issues, emphasis is placed on the selection of progressive, well-managed companies.

Other investments are allowed, including, but not limited to, those described below. The description of these techniques and the associated risks appears in the Travelers Series Trust prospectus. Subject to the investment restrictions set forth below, the MFS Research Portfolio may invest in or engage in the following:

-   repurchase agreements
-   American Depository Receipts
- emerging market securities (not more than 20% of the Portfolio's net assets)
-   restricted securities
-   securities lending (not more than 30% of the Portfolio's net assets)
- "investment grade" securities (rated Baa or better by Moody's Investor Service, Inc. ("Moody's") or BBB or better by Standard and Poor's Ratings Services ("S&P") or Fitch Investors Service, Inc. ("Fitch"))



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-   lower rated securities, commonly known as junk bonds(rated Ba or lower by
    Moody's or BB or lower by S&P or Fitch) or securities which the Subadviser believes to be of similar quality to these lower rated securities (not more than 30% of the Portfolio's net assets)
-   warrants (not more than 5% of the Portfolio's net assets)

The investment objective and policies of the MFS Research Portfolio are not fundamental and may be changed without a vote of the majority of the outstanding voting securities of the Portfolio, as defined in the Investment Company Act of 1940 ("1940 Act").

INVESTMENT RESTRICTIONS - MFS RESEARCH PORTFOLIO
         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the MFS Research Portfolio, as defined in the 1940 Act. The MFS Research Portfolio may not:

         1. invest more than 5% of its total assets, computed at market value, in the securities of any one issuer (excluding U.S. Government Securities);

         2. invest in more than 10% of any class of securities of any one issuer;

         3. invest more than 5% of the value of its total assets in companies which, including predecessors, have been in operation for less than three years;

         4. borrow amounts in excess of 5% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

         5. pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 15% of its gross assets (taken at the lower of cost or market value);

         6. underwrite securities, issued by other persons except insofar as the Portfolio may technically be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act") in selling a portfolio security;

         7. purchase real estate or interests in real estate, except through the purchase of securities of a type commonly purchased by financial institutions which do not include direct interest in real estate or mortgages, or commodities or commodity contracts, except transactions involving financial futures in order to limit transaction and borrowing costs and for hedging purposes as described above;

         8.  invest for the primary purpose of control or management;

         9. make margin purchases or short sales of securities, except for short-term credits which are necessary for the clearance of transactions;





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         10. make loans, except that the MFS Research Portfolio may purchase money market securities, enter into repurchase agreements, buy publicly and privately distributed debt securities and lend limited amounts of its portfolio securities to broker-dealers; all such investments must be consistent with the Portfolio's investment objective and policies;

         11. invest more than 25% of its total assets in the securities of issuers in any single industry;

         12. purchase the securities of any other investment company, or investment trust, except in the open market and at customary brokerage rates, provided however, that the Portfolio shall not purchase such securities if the purchase would cause more than 10% of the Portfolio's total assets (taken at market value) to be invested in the securities of such issuer, and provided that the Portfolio shall not purchase securities issued by any open-end investment company;

         13. sell any security which the Portfolio does not own unless, at the time of sale, the Portfolio owns other securities which give it the right to obtain securities without further payment and provided that, if such right is conditional, the sale is made upon the same conditions.

         14. purchase or sell any put or call options or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or

         15. invest in securities which are subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security if more than 10% of the Portfolio's assets (taken at market value) would be invested in such illiquid securities.

         The MFS Research Portfolio is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of TIMCO have a substantial interest.

RISK FACTORS:  MFS RESEARCH PORTFOLIO

         Lower Rated Fixed Income Securities: These securities are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuers of the security).

         Foreign Securities: Risks include changes in currency rates, exchange control regulations, governmental administrative or economic or monetary policy (in the U.S. or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between currencies. Risks may also include limited information about issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the U.S.

         Emerging Markets: The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than those of comparable domestic issuers. Investment in emerging markets may be subject to delays in settlement, resulting in periods when a portion of the Portfolio's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.


INVESTMENT OBJECTIVE AND POLICIES- MFS MID CAP GROWTH PORTFOLIO

         The investment objective of the MFS Mid Cap Growth Portfolio is to seek to obtain long term growth of capital. It seeks to achieve its objective by investing, under normal market conditions, at least 65% of its total assets in equity securities of companies with medium market capitalization which the investment adviser believes have above-average growth potential. Medium market capitalization companies are those whose market capitalization falls within the range of the Standard & Poor's MidCap 400 Index at the time of the Portfolio's investment. The S&P MidCap 400 Index is a widely recognized, unmanaged index of mid-cap common stock prices. Companies whose capitalization falls outside this range after purchase continue to be





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considered medium-capitalization companies for the purposes of the Portfolio's
65% policy. The Portfolio may, but is not required to, purchase securities of companies included in the S&P MidCap 400 Index.

         The Index is only used by the Portfolio for purposes of defining the market capitalization range of companies in which the Portfolio will invest; it is not intended to be used as a benchmark against which the Portfolio compares its investment performance.

         Consistent with its investment objective, the Portfolio may invest in fixed income securities; and up to 20% of its net assets in nonconvertible fixed income securities that are in the lower rating categories (rated BA or lower by Moody's Investor Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Rating Services ("S&P") or Fitch Investors Service, Inc. ("Fitch") and comparable unrated securities (commonly known as "junk bonds"), and may also invest up to 35% (and generally expects to invest up to 20%) of its net assets in foreign securities which are not traded on a U.S. exchange (not including American Depository Receipts).

Other investments are allowed, including, but not limited to, those described below. The description of these techniques and the associated risks appears in the Travelers Series Trust prospectus. Subject to the investment restrictions set forth below, the MFS Mid Cap Growth Portfolio may invest in or engage in the following:

-   equity securities
-   fixed-income securities
-   emerging markets
-   Brady Bonds
-   American Depository Receipts
-   repurchase agreements
-   portfolio lending
-   "when-issued" securities
-   indexed securities
-   mortgage "dollar roll" transactions
-   restricted securities
-   corporate asset-backed securities
-   options and futures
-   forward contracts

The MFS Mid Cap Growth Portfolio may make investments in an amount of up to 15% of the value of its net assets in restricted securities which may not be publicly sold without registration under the 1933 Act. In most instances such securities are traded at a discount from the market value of unrestricted securities of the same issuer until the restriction is eliminated. If and when the Portfolio sells such securities, it may be deemed an underwriter, as such term is defined in the 1933 Act, with respect thereto, and registration of such securities under the 1933 Act may be required. The Portfolio will not bear the expense of such registration. The MFS Mid Cap Growth Portfolio intends to reach agreements with all such issuers whereby they will pay all expenses of registration.





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Non-diversified status: The MFS Mid Cap Growth Portfolio is a non-diversified portfolio. As a result, the Portfolio is limited as to the percentage of its assets which may be invested in the securities of any one issuer only by its investment restrictions and the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Since the Portfolio may invest a relatively high percentage of its assets in a limited number of issuers, the Portfolio may be more susceptible to any since economic, political or regulatory occurrence and to the financial conditions of the issuers in which it invests.

The investment objective and policies of the MFS Mid Cap Growth Portfolio are not fundamental and may be changed without a vote of the majority of the outstanding voting securities of the Portfolio, as defined in the Investment Company Act of 1940 ("1940 Act").

INVESTMENT RESTRICTIONS - MFS MID CAP GROWTH PORTFOLIO

         The investment restrictions set forth below are fundamental and may not be changed without a vote of a majority of the outstanding voting securities of the MFS Mid Cap Growth Portfolio, as defined in the 1940 Act. The MFS Mid Cap Growth Portfolio may not:

1. borrow amounts in excess of 33 1/3% of its gross assets (taken at the lower of cost or market value), and then only as a temporary measure for extraordinary or emergency purposes;

2. underwrite securities, issued by other persons except insofar as the Portfolio may technically be deemed to be an underwriter, as defined in the Securities Act of 1933 (the "1933 Act") in selling a portfolio security;

3. purchase or sell real estate or interests in real estate (including limited partnership interests but excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding options on securities, stock indexes and foreign currency ("Options"), Options on Futures Contracts and any other type of option, Futures Contracts and any other type of futures contract and Forward Contracts) in the ordinary course of its business. The Portfolio reserves the right to hold and to sell real estate mineral leases, commodities or commodity contracts acquired as a result of the ownership of securities;

4. issue senior securities except as permitted by the 1940 Act. For purposes of this restriction, collateral arrangements with respect to any type of option (including Options on Futures Contracts and Options). Forward Contracts and any type of futures contract (including Futures Contracts) and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

5. make loans to other persons. For these purposes, the purchase of short term commercial paper, the purchase of a portion or all of an issue of debt securities, the lending of portfolio securities, or the investment of the Portfolio's assets in repurchase agreements, shall not be considered the making of a loan;





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6.  invest more than 25% of its total assets in the securities of issuers in any single industry.

The investment restrictions set forth below are nonfundamental and may be changed without shareholder approval. The MFS Mid Cap Growth Portfolio will not:

1. invest in illiquid securities, including securities subject to legal or contractual restrictions on resale, or for which there is no readily available market (e.g., trading in the security is suspended, or, in the case of unlisted securities, market makers do not exist or will not entertain bids or offers), unless the Board of Trustees has determined that such securities are liquid based upon trading markets for the specific security if more than 15% of the Portfolio's assets (taken at market value) would be invested in such illiquid securities. Repurchase agreements maturing in more than seven days will be deemed to be illiquid for purposes of the Portfolio's limitation on investment in illiquid securities.

2. invest more than 5% of the Portfolio's net assets, valued at the lower of cost or market, in warrants, included within such amount, but not to exceed 2% of the Portfolios net assets, may be warrants which are not listed on the New York or American Stock Exchange. Warrants acquired by the Portfolio in units or attached to securities may be deemed to be without value;

3.  invest for the primary purpose of control or management;

4. purchase the securities of any other investment company in excess of the amount permitted by the 1940 Act; currently the Portfolio does not intend to invest more than 5% of its net assets in such securities.

5. make margin purchases, except that the Portfolio may obtain such short-term credit as may be necessary for the clearance of any transaction and except that the Portfolio may make margin deposits in connection with any type of option, futures contract and forward contracts;

6. sell any security which the Portfolio does not own unless, at the time of sale, the Portfolio owns other securities which give it the right to obtain securities without further payment and provided that, if such right is conditional, the sale is made upon the same conditions.

7. invest more than 5% of the value of its total assets in companies which, including predecessors, have been in operation for less than three years;

8. pledge, mortgage or hypothecate an amount of assets which (taken at market value) exceeds 33 1/3% of its gross assets (taken at the lower of cost or market value) For purposes of this restriction, collateral arrangements with respect to any type of option, any type of futures contracts, Forward contracts and payments of initial and variation margin in connection therewith, are not considered a pledge of assets;





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9.  purchase or sell any put or call options or any combination thereof, provided that this shall not prevent the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities; or (ii) put or call options or combinations thereof with respect to securities, indexes of securities, foreign currency or futures contracts (including Futures Contracts) or (b) the purchase, ownership, holding or sale of contracts for the future delivery of securities or currencies.

         The MFS Mid Cap Growth Portfolio is subject to restrictions in the sale of portfolio securities to, and in its purchase or retention of securities of, companies in which the management personnel of TIMCO have a substantial interest.

RISK FACTORS

Medium Capitalization Stocks: Investing in medium capitalization stocks may involve greater risk than investing in large capitalization stocks, since they can be subject to more abrupt or erratic movements. However, they tend to involve less risk than stocks of small capitalization companies.

Emerging Growth Companies: The stocks of companies in which the Portfolio may invest may be early in their life cycle but have the potential to become major enterprises (emerging growth companies). Such companies generally would be expected to show earnings growth over time that is well above the growth rate of the overall economy and the rate of inflation, and would have the products, technologies, management and market and other opportunities which are usually necessary to become more widely recognized as growth companies.

The nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in other companies which do not have emerging growth characteristics. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on the management abilities of a limited number of people.

Lower Rated Fixed Income Securities: These securites are considered speculative and, while generally providing greater income than investments in higher rated securities, will involve greater risk of principal and income (including the possibilty of default or bankruptcy of the issuers of the security).

Foreign Securities: Risks include changes in currency rates, exchange control regulations, governmental administrative or economic or monetary policy (in the U.S. or abroad) or circumstances in dealings between nations. Costs may be incurred in connection with conversions between currencies. Risks may also include limited information about issuers, higher brokerage costs, different accounting standards and thinner trading markets. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than in the U.S.

Emerging Markets: The risks of investing in foreign securities may be intensified in the case of investment in emerging markets. Securities of many issuers in emerging markets may be less liquid and more volatile than those of comparable domestic issuers. Investment in emerging markets may be subject to delays in settlement, resulting in periods when a portion of the Portfolio's assets is uninvested and no return is earned thereon. Certain markets may require payment for securities before delivery, and in such markets the Portfolio bears the risk that the securities will not be delivered and that the payment will not be returned.

Options, Futures Contracts and Forward Contracts: These types of contracts entered into for other than hedging purposes have a greater degree of risk than entering into such contracts for hedging purposes. For example, transactions may result in losses for the Portfolio which are not offset by gains in other portfolio positions, thereby reducing gross income.

PORTFOLIO TURNOVER

Although the Portfolios intend to invest in securities selected primarily for long-term capital growth and do not intend to place emphasis on obtaining short-term trading profits, such short-term trading may occur. A high turnover rate should not be interpreted as indicating a variation from the stated investment policy. It will normally increase a Portfolio's brokerage costs. The Portfolio turnover rate is anticipated to be approximately 85% for the MFS Research Portfolio and from 100%-200% for the MFS Mid Cap Growth Portfolio.

PORTFOLIO EXPENSES

Pursuant to an amendment to a Management Agreement dated May 1, 1993 between the Series Trust and the Travelers, the Company agreed to reimburse the Series Trust for the amount by which each Portfolio's aggregate annual expenses (including investment advisory fees, but excluding brokerage commissions, interest charges and taxes) exceed a percentage of each Portfolio's average net assets for any fiscal year. For the MFS Research Portfolio and the MFS Mid Cap Growth Portfolio, the amount equals, for each Portfolio, 1.00%. There is, however, no guarantee of fund expense reimbursements by Travelers.

For their first year, the MFS Research Portfolio's expenses and the MFS Mid Cap Growth Portfolio's expenses are anticipated to be .20% each, not including management fees. The subadvisory fee, as described below, is paid by the Investment Adviser.


INVESTMENT ADVISER AND SUBADVISER

The investment adviser to the Portfolios is Travelers Asset Management International Corporation (TAMIC). TAMIC is a registered investment adviser that has provided investment advisory services since its incorporation in 1978. Its principal offices are located at One Tower Square, Hartford, Connecticut, and it is an indirect wholly owned subsidiary of Travelers Group Inc., a financial services holding company. TAMIC also acts as investment adviser or subadviser for other investment companies used to fund variable products, as well as for individual and pooled pension and profit-sharing accounts, and for domestic and offshore insurance companies affiliated with The Travelers Insurance Company.

For its investment advisory services for the MFS Research Portfolio, TAMIC receives a fee, equal, on an annual basis, to 0.80% of the Portfolio's average daily net assets.

For its investment advisory services for the MFS Mid Cap Growth Portfolio, TAMIC receives a fee, equal, on an annual basis, to 0.80% of the Portfolio's average daily net assets.

The subadviser to the Portfolios is Massachusetts Financial Services Company, a registered investment adviser that, along with its predecessor organizations has provided investment advisory services since 1924. Its principal offices are located at 500 Boylston St., Boston, Massachusetts. It is a subsidiary of Sun Life of Canada (U.S.), a wholly owned subsidiary of Sun Life Assurance Company of Canada. MFS also acts as investment adviser or subadviser for other investment companies used to fund variable products. For its investment subadvisory services, MFS receives a fee from TAMIC equal, on an annual basis, to 0.375% of the MFS Research Portfolio's average daily net assets, and 0.375% of the MFS Mid Cap Growth Portfolio's average daily net assets.

Investment Professionals
The investment professional responsible for the daily operations of the MFS Mid Cap Growth Portfolio is Mark Regan. Mr. Regan is a Vice President of MFS and has been employed by MFS as a portfolio manager since 1989.

MFS Research Portfolio is managed by a committee of various equity research analysts employed by MFS.





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L-12688-1                                                            3/98